Parent Company Only Financial Information (Condensed Balance Sheets) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Assets:
Total assets	¥ 381,735,733	¥ 367,650,018	¥ 353,824,625
Liabilities and Shareholders’ equity:
Total liabilities	365,269,566	351,353,496
Total shareholders’ equity	15,763,346	15,605,068
Total liabilities and equity	381,735,733	367,650,018
MUFG:
Assets:
Cash and interest-earning deposits with banking subsidiaries	173,603	231,389
Investments in subsidiaries and affiliated companies	16,834,133	16,504,756
Banking subsidiaries	11,893,171	11,731,745
Non-banking subsidiaries and affiliated companies	4,940,962	4,773,011
Loans to subsidiaries	12,841,655	10,062,030
Loans to subsidiaries, Banking subsidiaries	12,225,477	9,516,847
Loans to subsidiaries, Non-banking subsidiaries	616,178	545,183
Other assets	229,005	266,773
Total assets	30,078,396	27,064,948
Liabilities and Shareholders’ equity:
Short-term borrowings from banking subsidiaries	1,291,660	1,146,147
Long-term debt from non-banking subsidiaries and affiliated companies	15,591	24,535
Long-term debt	12,792,670	10,055,876
Other liabilities	215,129	233,322
Total liabilities	14,315,050	11,459,880
Total shareholders’ equity	15,763,346	15,605,068
Total liabilities and equity	¥ 30,078,396	¥ 27,064,948